Concession Contract Assets - Schedule of Contract Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance on December 31, 2022	R$ 6,704	R$ 6,380	R$ 4,980
Additions	3,990	3,566	2,059
Inflation adjustment	524	575	660
Results of the Periodic Tariff Revision			237
Amounts received	(746)	(608)	(612)
Disposals		(3)	(8)
Others additions		5	6
Transfers to financial assets	(364)	(762)	(110)
Transfers to intangible assets	(1,590)	(2,448)	(902)
Contract assets arising from business combination			81
Impairment	8	(1)	(11)
Balance on December 31, 2023	8,526	6,704	6,380
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2022	4,737	4,358	3,745
Additions	242	407	252
Inflation adjustment	524	575	660
Results of the Periodic Tariff Revision			237
Amounts received	(746)	(608)	(612)
Disposals			(5)
Others additions		5
Transfers to financial assets
Transfers to intangible assets
Contract assets arising from business combination			81
Impairment
Balance on December 31, 2023	4,757	4,737	4,358
Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2022	1,850	1,927	1,142
Additions	3,478	3,098	1,757
Inflation adjustment
Results of the Periodic Tariff Revision
Amounts received
Disposals
Others additions
Transfers to financial assets	(364)	(762)	(110)
Transfers to intangible assets	(1,541)	(2,412)	(851)
Contract assets arising from business combination
Impairment	8	(1)	(11)
Balance on December 31, 2023	3,431	1,850	1,927
Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2022	117	95	93
Additions	270	61	50
Inflation adjustment
Results of the Periodic Tariff Revision
Amounts received
Disposals		(3)	(3)
Others additions			6
Transfers to financial assets
Transfers to intangible assets	(49)	(36)	(51)
Contract assets arising from business combination
Impairment
Balance on December 31, 2023	R$ 338	R$ 117	R$ 95